Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Summary of accounts receivables

		As of December 31,
	Notes	2020	2021
		HK$	HK$
Receivable from investment banking services	(i)	21,976,920	54,763,265
Receivable from brokers and clearing house	(ii)	19,864,662	21,406,257
Clients’ receivables	(ii)	35,508,668	10,345,158

		77,350,250	86,514,680

Notes:

(i)
The normal settlement terms of receivables from investment banking services are specific terms mutually agreed between the contracting parties. Receivable from investing banking services is non-interest
bearing. As of January 1, 20
20
, the Group has receivable arising from contracts with customers in investment banking services of HK$66,740,188.

(ii)
A
s of
J
anuary
 1, 2020, the Gr
ou
p had receivable
s
arising from contracts with customers in asset management
service of HK$
3,197,245.
As of December 31, 2021, included in the clients’ receivables are non-interest
bearing receivables arising from asset management service of HK$2,765,965 (2020: HK$34,208,077). There are normal settlement terms of those receivables which are specific terms mutually agreed between the contracting parties. The normal settlement terms of the remaining clients’ receivables and receivable from brokers and clearing house arising from asset management services are 2 days after trade date or at specific terms agreed with brokers and clearing house. Overdue clients’ receivable is interest-bearing.

The
Group seeks to maintain strict control over its outstanding receivables and has a credit control team to minimi
z
e credit risk. Overdue balances are reviewed regularly by senior management. The Group does no
t hold any collateral over its accounts receivable.

Summary of aging analysis of accounts receivable

	As of December 31,
	2020	2021
	HK$	HK$
Not yet due	67,241,210	74,048,058
Past due
Within 1 month	7,797,011	53,633
1 to 3 months	221,183	5,165,947
Over 3 months	2,090,846	7,247,042

	77,350,250	86,514,680

Summary of accounts receivables past due analysis

	Internal credit risk rating
	AAA	AA	A	BBB	BB	CCC	Total
As of December 31, 2020

Expected credit loss rate	—	—	0.07%	0.05%	—	0.56%	—
Gross carrying amount (HK$‘000)	—	—	21,977	52,723	—	2,650	77,350

	Internal credit risk rating
	AAA	AA	A	BBB	BB	CCC	Total
As of December 31, 2021

Expected credit loss rate	—	—	0.10%	0.17%	—	0.10%	—
Gross carrying amount (HK$‘000)	—	—	54,763	24,218	—	7,534	86,515